Subsequent Event (Details) - Major ordinary share transactions	Feb. 18, 2026 $ / shares
Disclosure of non-adjusting events after reporting period [line items]
Dividends declared (cad per share)	$ 0.015
Approved repurchase program, maximum percentage of outstanding shares	5.00%